Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit after taxes	€ 909	€ 688	€ 549
Foreign currency translations:
Pretax activity, net	(35)	(111)	(186)
Tax effect	0	0	0
Foreign currency translation, net of tax	(35)	(111)	(186)
Net investment hedges:
Pretax activity, net	0	0	(66)
Tax effect	0	27	22
Net investment hedges, net of tax	0	27	(44)
Cash flow hedges:
Pretax activity, net	(17)	0	(11)
Tax effect	3	0	2
Cash flow hedges, net of tax	(14)	0	(9)
Total items that may be subsequently reclassified to the income statement:	(49)	(84)	(239)
Pension plan remeasurements:
Pretax activity, net	2	91	(65)
Tax effect	0	(18)	14
Pension plan remeasurements, net of tax	2	73	(51)
Total items that will not be subsequently reclassified to the income statement	2	73	(51)
Other comprehensive loss for the period, net of tax	(47)	(11)	(290)
Comprehensive income for the period	€ 862	€ 677	€ 259